Vanguard LifeStrategy Moderate Growth Fund

Schedule of Investments (unaudited)
As of January 31, 2020

		Market
		Value
	Shares	($000)
Investment Companies (99.9%)
U.S. Stock Fund (35.8%)
Vanguard Total Stock Market Index Fund Investor Shares	80,849,271	6,435,602

International Stock Fund (23.4%)
Vanguard Total International Stock Index Fund Investor Shares	243,568,544	4,206,429

U.S. Bond Funds (28.6%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	459,394,910	5,154,411

International Bond Fund (12.1%)
Vanguard Total International Bond Index Fund Investor Shares	188,082,317	2,168,589
Total Investment Companies (Cost $11,952,558)		17,965,031
Temporary Cash Investment (0.1%)
Money Market Fund (0.1%)
1 Vanguard Market Liquidity Fund, 1.730% (Cost $9,801)	97,991	9,801
Total Investments (100.0%) (Cost $11,962,359)		17,974,832
Other Assets and Liabilities-Net (0.0%)		(3,379)
Net Assets (100%)		17,971,453

1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

At January 31, 2020, 100% of the market value of the fund's investments was determined based on
Level 1 inputs.

LifeStrategy Moderate Growth Fund

C. Transactions during the period in affiliated underlying Vanguard funds were as follows:

					Current Period Transactions
	Oct. 31,		Proceeds					Jan. 31,
	2019		from	Realized	Change in		Capital Gain	2020
	Market	Purchases	Securities	Net Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss)	App.(Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market
Liquidity Fund	5,262	NA1	NA1	1	—	38	—	9,801
Vanguard Total Bond
Market II Index Fund	4,794,796	332,774	38,959	86	65,714	32,247	—	5,154,411
Vanguard Total
International Bond
Index Fund	2,040,017	152,913	—	—	(24,341)	50,682	—	2,168,589
Vanguard Total
International Stock
Index Fund	4,184,588	71,748	85,033	(259)	35,385	48,136	—	4,206,429
Vanguard Total Stock
Market Index Fund	6,257,515	34,486	234,130	37,939	339,792	32,874	—	6,435,602
Total	17,282,178	591,921	358,122	37,767	416,550	163,977	—	17,974,832

1 Not applicable—purchases and sales are for temporary cash investment purposes.